Note 21 Non Current Assets And Disposal Groups Classified As Held For Sale Breakdown By Items (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		€ (709)	€ (828)	€ (923)
Liabilities included in disposal groups classified as held for sale		0	0	0
Foreclosures and recoveries [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		(743)	(847)	(943)
Other assets from tangible assets [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	(473)	(618)	(1,026)
Companies held for sale [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		(55)	(55)	(43)
Liabilities included in disposal groups classified as held for sale		0	0	0
Accrued amortization [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[2]	(58)	(46)	(84)
Impairment losses [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	€ (504)	€ (645)	€ (1,005)

[1]	(1) The variation is mainly due to sales of properties by the companies Tree Inversiones Inmobiliarias, SOCIMI, S.A. and Banco Bilbao Vizcaya Argentaria, S.A.
[2]	(2) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".